1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Share-based compensation expenses
	March 31, 2015	March 31, 2014
Vesting of Stock Options	$416,481	$541,588
Incremental fair value of option Modifications	–	1,914
Vesting Expense Associated with CEO Restricted Stock Grant	–	64,444
Total Stock-Based Compensation Expense	$416,481	$607,946

Weighted average number of common shares outstanding – basic and diluted	5,594,447	3,881,179

Basic and diluted loss per common share	$(0.07)	$(0.16)